Revenues and geographic information (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 12,512	$ 11,437	$ 24,341	$ 22,235
Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	9.00%		9.00%
Net sales, change in %, cc	11.00%		11.00%
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,998		$ 19,326
Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	15.00%		16.00%
Net sales, change in %, cc	18.00%		18.00%
Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,514		$ 5,015
Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(10.00%)		(11.00%)
Net sales, change in %, cc	(10.00%)		(10.00%)
Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,267	7,649	$ 17,731	14,608
Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	21.00%		21.00%
Net sales, change in %, cc	24.00%		23.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,080	1,594	$ 4,110	3,057
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	30.00%		34.00%
Net sales, change in %, cc	33.00%		37.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,898	1,516	$ 3,777	2,915
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	25.00%		30.00%
Net sales, change in %, cc	28.00%		32.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 182	78	$ 333	142
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	133.00%		135.00%
Net sales, change in %, cc	134.00%		137.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,898		$ 3,777
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	25.00%		30.00%
Net sales, change in %, cc	28.00%		32.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 182		$ 333
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	133.00%		135.00%
Net sales, change in %, cc	134.00%		137.00%
Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,322	1,950	$ 4,403	3,708
Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	19.00%		19.00%
Net sales, change in %, cc	22.00%		21.00%
Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,526	1,272	$ 2,852	2,348
Promoted Brands [member] | Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	20.00%		21.00%
Net sales, change in %, cc	22.00%		23.00%
Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 427	362	$ 826	716
Promoted Brands [member] | Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	18.00%		15.00%
Net sales, change in %, cc	22.00%		18.00%
Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 368	316	$ 724	644
Promoted Brands [member] | Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	16.00%		12.00%
Net sales, change in %, cc	20.00%		17.00%
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,526		$ 2,852
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	20.00%		21.00%
Net sales, change in %, cc	22.00%		23.00%
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 427		$ 826
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	18.00%		15.00%
Net sales, change in %, cc	22.00%		18.00%
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 368		$ 724
Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	16.00%		12.00%
Net sales, change in %, cc	20.00%		17.00%
Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,225	867	$ 2,234	1,621
Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	41.00%		38.00%
Net sales, change in %, cc	43.00%		39.00%
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 799	489	$ 1,436	873
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	63.00%		64.00%
Net sales, change in %, cc	65.00%		66.00%
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 349	311	$ 644	620
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	12.00%		4.00%
Net sales, change in %, cc	14.00%		6.00%
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 799		$ 1,436
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	63.00%		64.00%
Net sales, change in %, cc	65.00%		66.00%
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 349		$ 644
Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	12.00%		4.00%
Net sales, change in %, cc	14.00%		6.00%
Promoted Brands [member] | Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,640	3,238	$ 6,984	6,222
Promoted Brands [member] | Oncology [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	12.00%		12.00%
Net sales, change in %, cc	15.00%		14.00%
Promoted Brands [member] | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 717	493	$ 1,344	908
Promoted Brands [member] | Oncology [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	45.00%		48.00%
Net sales, change in %, cc	50.00%		52.00%
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 544	583	$ 1,064	1,130
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(7.00%)		(6.00%)
Net sales, change in %, cc	(5.00%)		(4.00%)
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 523	496	$ 997	954
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	5.00%		5.00%
Net sales, change in %, cc	9.00%		7.00%
Promoted Brands [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 446	476	$ 841	938
Promoted Brands [member] | Oncology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(6.00%)		(10.00%)
Net sales, change in %, cc	(4.00%)		(9.00%)
Promoted Brands [member] | Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 345	240	$ 655	451
Promoted Brands [member] | Oncology [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	44.00%		45.00%
Net sales, change in %, cc	44.00%		45.00%
Promoted Brands [member] | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 175	150	$ 344	299
Promoted Brands [member] | Oncology [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	17.00%		15.00%
Net sales, change in %, cc	17.00%		16.00%
Promoted Brands [member] | Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 164	106	$ 300	182
Promoted Brands [member] | Oncology [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	55.00%		65.00%
Net sales, change in %, cc	56.00%		67.00%
Promoted Brands [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 471	435	$ 949	849
Promoted Brands [member] | Oncology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	8.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Promoted Brands [member] | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 113	129	$ 233	264
Promoted Brands [member] | Oncology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(12.00%)		(12.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 717		$ 1,344
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	45.00%		48.00%
Net sales, change in %, cc	50.00%		52.00%
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 544		$ 1,064
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(7.00%)		(6.00%)
Net sales, change in %, cc	(5.00%)		(4.00%)
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 523		$ 997
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	5.00%		5.00%
Net sales, change in %, cc	9.00%		7.00%
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 446		$ 841
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(6.00%)		(10.00%)
Net sales, change in %, cc	(4.00%)		(9.00%)
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 345		$ 655
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	44.00%		45.00%
Net sales, change in %, cc	44.00%		45.00%
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 175		$ 344
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	17.00%		15.00%
Net sales, change in %, cc	17.00%		16.00%
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 164		$ 300
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	55.00%		65.00%
Net sales, change in %, cc	56.00%		67.00%
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 471		$ 949
Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	8.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,245	3,788	$ 6,610	7,627
Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(14.00%)		(13.00%)
Net sales, change in %, cc	(13.00%)		(12.00%)
Established Brands [member] | Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 313	331	$ 668	660
Established Brands [member] | Established Brands [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(5.00%)		1.00%
Net sales, change in %, cc	(4.00%)		3.00%
Established Brands [member] | Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 275	395	$ 589	811
Established Brands [member] | Established Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(30.00%)		(27.00%)
Net sales, change in %, cc	(28.00%)		(26.00%)
Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 178	184	$ 370	370
Established Brands [member] | Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(3.00%)		0.00%
Net sales, change in %, cc	1.00%		3.00%
Established Brands [member] | Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 138	269	$ 313	501
Established Brands [member] | Established Brands [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(49.00%)		(38.00%)
Net sales, change in %, cc	(47.00%)		(36.00%)
Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 160	155	$ 300	313
Established Brands [member] | Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	3.00%		(4.00%)
Net sales, change in %, cc	9.00%		1.00%
Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 150	175	$ 299	358
Established Brands [member] | Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(14.00%)		(16.00%)
Net sales, change in %, cc	(5.00%)		(9.00%)
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 313		$ 668
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(5.00%)		1.00%
Net sales, change in %, cc	(4.00%)		3.00%
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 275		$ 589
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(30.00%)		(27.00%)
Net sales, change in %, cc	(28.00%)		(26.00%)
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 178		$ 370
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(3.00%)		0.00%
Net sales, change in %, cc	1.00%		3.00%
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 138		$ 313
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(49.00%)		(38.00%)
Net sales, change in %, cc	(47.00%)		(36.00%)
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 160		$ 300
Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	3.00%		(4.00%)
Net sales, change in %, cc	9.00%		1.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 5,146	$ 4,498	$ 9,734	$ 8,548
US | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	14.00%		14.00%
Net sales, change in %, cc	14.00%		14.00%
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,630		$ 8,725
US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	23.00%		22.00%
US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 516		$ 1,009
US | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(29.00%)		(29.00%)
US | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 947		$ 1,895
US | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	25.00%		30.00%
US | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 94		$ 168
US | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	114.00%		107.00%
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 868		$ 1,529
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	34.00%		30.00%
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 194		$ 360
US | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	19.00%		18.00%
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 555		$ 970
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	49.00%		45.00%
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 134		$ 238
US | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	60.00%		23.00%
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 375		$ 688
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	67.00%		69.00%
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 283		$ 549
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(10.00%)		(7.00%)
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 202		$ 386
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	3.00%		(1.00%)
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 230		$ 404
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(1.00%)		(9.00%)
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 295		$ 576
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	30.00%		33.00%
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 124		$ 241
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	17.00%		15.00%
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 105		$ 193
US | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	35.00%		39.00%
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 187		$ 426
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(8.00%)		3.00%
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1		$ 5
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(75.00%)		(38.00%)
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 30		$ 82
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(71.00%)		(55.00%)
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6		$ 15
US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(50.00%)		(44.00%)
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 7,366		$ 14,607
Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	6.00%		7.00%
Net sales, change in %, cc	9.00%		10.00%
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 5,368		$ 10,601
Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	10.00%		12.00%
Net sales, change in %, cc	14.00%		15.00%
Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,998		$ 4,006
Rest of the world [member] | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(3.00%)		(4.00%)
Net sales, change in %, cc	(3.00%)		(3.00%)
Rest of the world [member] | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 951		$ 1,882
Rest of the world [member] | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	25.00%		29.00%
Net sales, change in %, cc	30.00%		34.00%
Rest of the world [member] | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 88		$ 165
Rest of the world [member] | Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	159.00%		170.00%
Net sales, change in %, cc	165.00%		175.00%
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 658		$ 1,323
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	6.00%		13.00%
Net sales, change in %, cc	10.00%		16.00%
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 427		$ 826
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	18.00%		15.00%
Net sales, change in %, cc	22.00%		18.00%
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 174		$ 364
Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	14.00%		7.00%
Net sales, change in %, cc	22.00%		16.00%
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 244		$ 466
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	110.00%		127.00%
Net sales, change in %, cc	118.00%		133.00%
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 215		$ 406
Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(5.00%)		(5.00%)
Net sales, change in %, cc	(3.00%)		(3.00%)
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 342		$ 656
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	27.00%		31.00%
Net sales, change in %, cc	35.00%		37.00%
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 261		$ 515
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(3.00%)		(5.00%)
Net sales, change in %, cc	1.00%		(1.00%)
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 321		$ 611
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	7.00%		8.00%
Net sales, change in %, cc	13.00%		13.00%
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 216		$ 437
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(11.00%)		(12.00%)
Net sales, change in %, cc	(7.00%)		(9.00%)
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 50		$ 79
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	285.00%
Net sales, change in %, cc	274.00%
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 51		$ 103
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	16.00%		16.00%
Net sales, change in %, cc	19.00%		17.00%
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 59		$ 107
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	111.00%		149.00%
Net sales, change in %, cc	112.00%		154.00%
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 471		$ 949
Rest of the world [member] | Promoted Brands [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	8.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 126		$ 242
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(2.00%)		(2.00%)
Net sales, change in %, cc	3.00%		2.00%
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 275		$ 589
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(30.00%)		(27.00%)
Net sales, change in %, cc	(28.00%)		(26.00%)
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 177		$ 365
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(2.00%)		1.00%
Net sales, change in %, cc	2.00%		4.00%
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 108		$ 231
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	(35.00%)		(27.00%)
Net sales, change in %, cc	(31.00%)		(25.00%)
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 154		$ 285
Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Revenue from sale of goods, change in percent	8.00%		0.00%
Net sales, change in %, cc	15.00%		5.00%